First Trust NASDAQ Clean Edge Green Energy Index Fund Expense Example, No Redemption - First Trust NASDAQ Clean Edge Green Energy Index Fund - First Trust NASDAQ Clean Edge Green Energy Index Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	$ 738